Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets 1 [Abstract]
Other Assets
Other current assets comprise the following:

	Note	2023	2022
		$	$

Loan receivable	26	6,905	—
Derivative financial asset	21	677	—
		7,582	—
b)Other non-current assets
Other non-current assets comprise the following:

	Note	2023	2022
		$	$
Investment measured at fair value through profit or loss	21	3,699	2,004
Investment measured at fair value through other comprehensive income	21	25,862	—
Other		6,040	678
		35,601	2,682